U.S. SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             FORM 24F-2

                    Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2

1. Name and address of issuer:

     Loomis Sayles Funds
     One Financial Center
     Boston, MA 02111

2. Name of each series or class of funds for which this notice is filed:

     Loomis Sayles Growth Fund
     Loomis Sayles Small Cap Fund
     Loomis Sayles International Equity Fund
     Loomis Sayles Global Bond Fund
     Loomis Sayles Municipal Bond Fund
     Loomis Sayles Growth & Income Fund
     Loomis Sayles U.S. Government Securities Fund
     Loomis Sayles Bond Fund
     Loomis Sayles Short-Term Bond Fund

3. Investment Company Act File Number:  811-6241

   Securities Act File Number:  33-39133

4. Last day of fiscal year for which this notice is filed:  December 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

        None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

        None

9. Number and aggregate sale price of securities sold during the fiscal year:

          23,352,565 shares;  $276,137,534.

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

          23,352,565 shares;  $276,137,534.

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

          2,747,419 shares; $34,969,091.

12.  Calculation of registration fee:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                     $ 276,137,534

   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item
          11, if applicable):                                 +  34,969,091

   (iii)  Aggregate price of shares redeemed or
          repurchased during the fiscal year (if
          applicable):                                        - 163,310,969

   (iv)   Aggregate price of shares redeemed or
          repurchased and previously applied as a
          reduction to filing fees pursuant to rule
          24e-2 (if applicable):                              +       -0-

   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance on
          rule 24f-2 [line (i), plus line (ii), less line
          (iii), plus line (iv)] (if applicable):             $ 147,795,656

   (vi)   Multiplier prescribed by Section 6(b) of the
          Securities Act of 1933 or other applicable law
          or regulation (see Instruction C.6):                x   1/2900

   (vii)  Fee due [line (i) or line (v) multiplied
          by line (vi)]:                                      $ 50,964.02

Instruction:  Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of
     Informal and Other Procedures (17 CFR 202.3a):            XX

   Date of mailing or wire transfer of filing fees to the Commission's
        lockbox depository:   February 27, 1996





                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Daniel J. Fuss
                               Daniel J. Fuss, President



Date:  February 28, 1996

* Please print the name and title of the signing officer below the signature.